Cover	12 Months Ended
Mar. 31, 2026 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Mar. 31, 2026
Document Fiscal Year Focus	2026
Document Fiscal Period Focus	FY
Entity Registrant Name	J-LONG GROUP LIMITED
Entity Central Index Key	0001948436
Entity File Number	001-41901
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Ex Transition Period	false
Entity Emerging Growth Company	true
Entity Address, Address Line One	3A
Entity Address, Address Line Two	Hong Kong Spinners Industrial Building (Phase 1&2)No. 800
Entity Address, City or Town	Cheung Sha Wan RoadKowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Class A Ordinary Shares, par value US$0.000375
Trading Symbol	JL
Security Exchange Name	NASDAQ
Class A Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	1,652,701
Class B Ordinary Shares
Document Information [Line Items]
Entity Common Stock, Shares Outstanding	2,109,000
Business Contact
Document Information [Line Items]
Contact Personnel Name	Edwin Chun Yin Wong
Contact Personnel Email Address	edwin.wong@j-long.com
Entity Address, Address Line One	3A
Entity Address, Address Line Two	Hong Kong Spinners Industrial Building (Phase 1&2)No. 800
Entity Address, City or Town	Cheung Sha Wan RoadKowloon
Entity Address, Country	HK
Entity Address, Postal Zip Code	00000
City Area Code	+852
Local Phone Number	3693 2110